Acquisitions of businesses (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [line items]
Property, plant and equipment	$ 44	$ 137
Currently marketed products	3,550	2,531
Acquired research and development	342	10,224	$ 1,223
Other intangible assets	22	1
Deferred tax assets	60	381	8
Financial and other assets	8	19
Inventories	195	20
Trade receivables and other current assets	4	90
Cash and cash equivalents		1,112	20
Deferred tax liabilities	(107)	(2,874)	(325)
Current and non-current financial debts	(2)	(14)
Trade payables and other liabilities	(178)	(627)	(1)
Net identifiable assets acquired	3,938	11,000	925
Acquired cash and cash equivalents		(1,112)	(20)
Non-controlling interests		(26)
Goodwill	186	4,084	94
Net assets recognized as a result of business combinations	4,124	13,946	999
Goodwill expected to be deductible for tax purposes	$ 98	$ 0	$ 0